BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other expense	$ 12,603	$ 9,165	$ 18,330	$ 24,357
Four Cubed Management Llc [Member]
Cash equivalents	0		0	0
Uninsured cash	229,000		800,000	345,000
Allowance for doubtful accounts	21,000		20,000	89,000
Foreign currency transaction gains	17,000	18,000	80,000	32,000
Other income	31,000		76,000
Other expense				7,200
General and administrative expenses	$ 14,000	4,500
Other expense		$ 13,500	$ 650	$ 33,108